Related Party Transactions (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		$ 2,102,175	$ 2,995,228
Dr. Henglong Chen and its affiliates [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.	[1]	1,227,773	240,462
Mr. Yulong Chen, a shareholder of the Company [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		0	1,537,000
Forasen Group and its affiliates controlled by Mr Zhengyu Wang Chairman and CEO of the Company [Member]
Related Party Transaction [Line Items]
Hong Kong Clean Energy Ltd.		$ 874,402	$ 1,217,766

[1]	Dr. Henglong Chen is the original shareholder of Shangchi Automobile (formerly known as Suzhou E-Motors) (Note 4). The Company acquired his 70% equity interest in Shangchi Automobile and issued 2,500,000 restricted shares of Tantech’s common stock to him in connection with the acquisition of Shangchi Automobile. For the years ended December 31, 2018 and 2017, Dr. Henglong Chen and its affiliates advanced $1227,773 and $240,462 to the Company for its working capital purpose, respectively.